Financial risk management and financial instruments - Currency Exposure (Details) - Exchange rate - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R (5,437)	R 79
Equity impact of decrease in risk exposure	(544)	8	R 171
Income statement impact of decrease in risk exposure	(544)	8	171
Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	2,931	2,035
Net exposure on liabilities	(277)	(547)
Net exposure	2,654	1,488
Euro | Balances between group companies
Financial risk management and financial instruments
Net exposure	(8,091)	(1,409)
US Dollar
Financial risk management and financial instruments
Net exposure	29,379	20,576
Equity impact of decrease in risk exposure	2,938	2,058	2,740
Income statement impact of decrease in risk exposure	2,938	2,058	R 2,740
US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	4,494	5,340
Net exposure on liabilities	(6,779)	(3,631)
Net exposure	(2,285)	1,709
US Dollar | Balances between group companies
Financial risk management and financial instruments
Net exposure	31,664	18,867
Trade and other payables | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(277)	(547)
Trade and other payables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(6,779)	(3,631)
Long-term receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	5	127
Long-term receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	994	645
Trade and other receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	451	429
Trade and other receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	2,213	3,912
Cash and cash equivalents | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	2,475	1,479
Cash and cash equivalents | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	R 1,287	R 783